Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2011
Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)

17.    Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) at March 31, 2009, 2010 and 2011 were as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Foreign currency translation adjustments, net of tax:
Balance, beginning of year	¥2,267	¥189	¥(18)	$(212)
Aggregate adjustment for the year resulting from translation of foreign currency financial statements	(2,078)	(207)	(2,140)	(25,741)

Balance, end of year	¥189	¥(18)	¥(2,158)	$(25,953)

Net unrealized gains (losses) on available-for-sale securities, net of tax:
Balance, beginning of year	¥68	¥9	¥1	$6
Net change	(59)	(8)	(55)	(655)

Balance, end of year	¥9	¥1	¥(54)	$(649)

Adjustment on retirement benefits, net of tax:
Balance, beginning of year	¥244	¥(100)	¥(158)	$(1,898)
Net change	(344)	(58)	(177)	(2,131)

Balance, end of year	¥(100)	¥(158)	¥(335)	$(4,029)

Total accumulated other comprehensive income (loss), net of tax:
Balance, beginning of year	¥2,579	¥98	¥(175)	$(2,104)
Adjustments for the year	(2,481)	(273)	(2,372)	(28,527)

Balance, end of year	¥98	¥(175)	¥(2,547)	$(30,631)

Tax effects allocated to each component of other comprehensive income (loss) and adjustments are as follows:

	Millions of Yen
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2009
Foreign currency translation adjustments	¥(2,078)	—	¥(2,078)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(99)	¥40	(59)
Less: reclassification adjustment for gains included in net income	—	—	—

Net unrealized losses	(99)	40	(59)

Pension liability adjustment:
Net loss arising during the year	(407)	166	(241)
Less: amortization of net gain	(136)	56	(80)

Net loss	(543)	222	(321)
Amortization of prior service cost	(39)	16	(23)

Pension liability adjustments, net	(582)	238	(344)

Other comprehensive loss	¥(2,759)	¥278	¥(2,481)

2010
Foreign currency translation adjustments	¥(207)	—	¥(207)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(199)	¥81	(118)
Less: reclassification adjustment for gains included in net income	185	(75)	110

Net unrealized losses	(14)	6	(8)

Pension liability adjustment:
Net loss arising during the year	(71)	29	(42)
Less: amortization of net gain	(27)	11	(16)

Net loss	(98)	40	(58)

Pension liability adjustments, net	(98)	40	(58)
Other comprehensive loss	¥(319)	¥46	¥(273)

2011
Foreign currency translation adjustments	¥(2,140)	—	¥(2,140)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(88)	¥33	(55)
Less: reclassification adjustment for gains included in net income	—	—	—

Net unrealized losses	(88)	33	(55)

Pension liability adjustment:
Net loss arising during the year	(318)	130	(188)
Less: amortization of net gain	19	(8)	11

Pension liability adjustments, net	(299)	122	(177)

Other comprehensive loss	¥(2,527)	¥155	¥(2,372)

	Thousands of U.S. Dollars
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2011
Foreign currency translation adjustments	$(25,741)	—	$(25,741)

Net unrealized losses on available-for-sale securities:
Unrealized losses arising during the year	(1,052)	$397	(655)
Less: reclassification adjustment for gains included in net income	—	—	—

Net unrealized losses	(1,052)	397	(655)

Pension liability adjustment:
Net loss arising during the year	(3,812)	1,549	(2,263)
Less: amortization of net gain	216	(84)	132

Pension liability adjustments, net	(3,596)	1,465	(2,131)

Other comprehensive loss	$(30,389)	$1,862	$(28,527)